Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of Inventories	Inventories consist of the following:
	As of December 31,
	2016	2017
	RMB	RMB

Products	309,160	377,668
Packing materials and others	2,911	7,004

Inventories	312,071	384,672